Segment reporting - Geographic information about the revenues (Details) - USD ($)	6 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Segment reporting
Total lease cost	$ 17,787,728	$ 13,580,782
Revenue from China
Segment reporting
Total lease cost	16,973,392	13,086,183
Revenue from other countries
Segment reporting
Total lease cost	$ 814,336	$ 494,599